Convertible loans - Valuation of derivative (Details) $ in Thousands	Dec. 31, 2021 period $ / shares	Apr. 23, 2021 $ / shares period	Dec. 31, 2020 $ / shares period	May 19, 2020 USD ($)	Apr. 24, 2020 USD ($)
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings				$ (65,000)	$ (65,000)
Disbursement upon completion of IPO | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings					(65,000)
Disbursement upon completion of IPO | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(3,673)
Disbursement upon completion of IPO | Net Carrying Amount [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(61,327)
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings					(50,000)
Disbursement upon receipt of regulatory approval for Lonca | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings					(68,526)
Disbursement upon receipt of regulatory approval for Lonca | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(557)
Derivatives | Disbursement upon completion of IPO | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings					(27,797)
Derivatives | Disbursement upon completion of IPO | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(1,571)
Derivatives | Disbursement upon completion of IPO | Net Carrying Amount [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(26,226)
Derivatives | Disbursement upon receipt of regulatory approval for Lonca | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings					(18,158)
Derivatives | Disbursement upon receipt of regulatory approval for Lonca | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(148)
Residual Loan [Member] | Disbursement upon completion of IPO | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings					(37,203)
Residual Loan [Member] | Disbursement upon completion of IPO | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(2,102)
Residual Loan [Member] | Disbursement upon completion of IPO | Net Carrying Amount [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(35,101)
Residual Loan [Member] | Disbursement upon receipt of regulatory approval for Lonca | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings					(50,368)
Residual Loan [Member] | Disbursement upon receipt of regulatory approval for Lonca | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					(409)
Residual Loan [Member] | Disbursement upon receipt of regulatory approval for Lonca | Net Carrying Amount [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ (49,959)
Written put options (in USD per share) | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	28.07	28.50
Written put options (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	24.70		24.70
Written put options (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		28.50	28.50
Forced Conversion Price (in USD per share) | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	77.19	78.38
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	67.93		67.93
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		78.38	78.38
Share Price (in USD per share) | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	20.20	23.25
Share Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares	20.20		32.01
Share Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		24.85	32.01
Risk Free, Interest Rate [Member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.010	0.006
Risk Free, Interest Rate [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.010		0.003
Risk Free, Interest Rate [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.006	0.003
Expected Volatility [Member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.77	0.75
Expected Volatility [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.77		0.90
Expected Volatility [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.90	0.90
Expected Term [Member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	40	48
Expected Term [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	40		52
Expected Term [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		1	5
Dividend Yield [Member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0	0
Dividend Yield [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0		0
Dividend Yield [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0	0
Recovery Rate [Member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.05	0.05
Recovery Rate [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.05		0.05
Recovery Rate [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05	0.05
Implied Bond Yield [Member] | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.088	0.063
Implied Bond Yield [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.088		0.133
Implied Bond Yield [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.077	0.074